Supplemental Balance Sheet Information	9 Months Ended	12 Months Ended
	Mar. 31, 2026	Jun. 30, 2025
Balance Sheet Related Disclosures [Abstract]
Supplemental Balance Sheet Information
8.
Supplemental Balance Sheet Information

Prepaid and other current assets consisted of the following (in thousands):

	June 30, 2025	March 31, 2026
Vendor deposits	$34,906	$33,730
Prepaid expenses	10,859	12,014
Other	10,513	13,784
Prepaid and other current assets	$56,278	$59,528

Accrued expenses consisted of the following (in thousands):

	June 30, 2025	March 31, 2026
Accrued compensation	$20,363	$37,080
Accrued commissions	2,822	4,752
Accrued rebates	1,897	4,051
Accrued taxes	11,559	14,971
Accrued warranties	2,670	9,668
Accrued interest	4,967	4,439
Accrued purchases	5,233	13,161
Accrued legal and accounting fees	5,273	11,126
Accrued sponsor fees and expenses	11,040	—
Other accrued expenses	13,717	17,364
Accrued expenses	$79,541	$116,612

9.
Supplemental Balance Sheet Information

Prepaid and other current assets consists of the following (in thousands):

	Successor
	June 30,
	2024	2025
Vendor deposits	$12,739	$34,906
Prepaid expenses	8,851	10,859
Other	14,946	10,513
Total Prepaid and Other Current Assets	$36,536	$56,278

Accrued expenses consists of the following (in thousands):

	Successor
	June 30,
	2024	2025
Accrued compensation	$8,258	$20,363
Accrued commissions	2,924	2,822
Accrued rebates	2,495	1,897
Accrued taxes	5,132	11,559
Accrued warranty	1,171	2,670
Accrued interest	7,305	4,967
Accrued purchases	1,600	5,233
Accrued legal and accounting	812	5,273
Accrued sponsor fees and expenses	200	11,040
Other accrued expenses	5,163	13,717
Total Accrued Expenses	$35,060	$79,541